Income and Social Contribution Taxes - Schedule of Income Tax and Social Contribution Tax Recoverable (Details) - BRL (R$) R$ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income And Social Contribution Taxes
Income tax		R$ 510	R$ 594
Social contribution tax		89	262
Income and social contribution tax credits		589	856
Current		7	411
Non-current	R$ 81	R$ 582	R$ 445